Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 2,169	£ 4,048
On-Balance Sheet [member] | Deposits by banks [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	2,169	4,048
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 25,120	£ 23,236